SUBSEQUENT EVENTS (Details) - shares	Sep. 15, 2022	Sep. 14, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Number of shares authorised			50,000,000	50,000,000
Offering
Disclosure of non-adjusting events after reporting period [line items]
Number of shares authorised	200,000,000	50,000,000